UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Dryden Municipal Bond Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2009

Date of reporting period:	7/31/2008

Item 1.	Schedule of Investments

Dryden Municipal Bond Fund

Insured Series

Schedule of Investments

July 31, 2008 (Unaudited)

Description (a)	Moody's Rating*+ Ratings	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.3%
California 6.6%
California Hlth. Facs. Fin., Auth. Rev. Cedar-Sinai Med. Ctr.	A2	5.00%		11/15/21	$1,000	$998,000
California St., G.O., M.B.I.A.	A1	5.25		2/01/27	3,900	3,951,402
Fresno Calf. Swr. Rev., Ser. A., Assured Gty.	Aaa	5.00		9/01/33	1,000	1,003,890
Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev., Asset Bkd., Ser. B, C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	Aa3	4.60	(b)	6/01/23	1,500	1,249,740
San Diego Cnty. Wtr. Auth., Wtr. Rev. Ctfs. Partn., Ser. 2008 A, F.S.A.	Aaa	5.00		5/01/38	2,500	2,513,225
San Joaquin Hills Trans. Corridor Agcy. Toll Rd. Rev., Ser. A, C.A.B.S., M.B.I.A	A2	5.407	(b)	1/15/36	10,000	1,821,300
University of CA Rev., Unrefunded Bal.-UCLA Med., Ctr., Ser. A, A.M.B.A.C.	Aa3	5.25		5/15/30	850	862,138

						12,399,695

Colorado 4.2%
Colorado Hlth. Facs. Auth. Rev. RMK Poudre Valley, Co. Hosp. Ser. A, F.S.A.	Aaa	5.20		3/01/31	2,000	2,015,980
Denver City & Cnty. Arpt. Rev.,
Ser. A, F.G.I.C.	A1	5.00		11/15/25	3,500	3,404,975
Ser. B, A.M.T., F.G.I.C.	A1	5.00		11/15/15	2,500	2,464,725

						7,885,680

District of Columbia 4.5%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1	5.125		9/15/31	2,000	1,993,160
Dist. of Columbia, G.O.,
Ser. A, E.T.M., M.B.I.A.(c)(d)	A1	6.50		6/01/10	2,905	3,125,402
Ser. A, M.B.I.A., Unrefunded Bal.(d)	A1	6.50		6/01/10	3,095	3,302,984

						8,421,546

Florida 4.6%
Jacksonville Economic Dev. Commn. Hlth. Care Facs. Rev., Mayo Clinic	Aa2	5.00		11/15/36	1,500	1,432,200
Miami Dade Cnty. Aviation Rev., Miami Intl. Arpt., Ser. C, A.M.T., F.S.A.	Aaa	5.25		10/01/26	2,000	1,922,880
Miami Dade Cnty. Wtr. & Swr. Rev., Rfdg. Sys., Ser. B, F.S.A.	Aaa	5.25		10/01/22	2,000	2,087,420
Polk Cnty. Sch. Dist.,
Sales Tax Rev., F.S.A.	Aaa	5.25		10/01/17	1,580	1,682,653
Sales Tax Rev., F.S.A.	Aaa	5.25		10/01/18	1,325	1,424,309

						8,549,462

Georgia 4.0%
Atlanta Arpt. Facs. Rev., Ser. A, A.M.B.A.C., E.T.M.(c)	Aa3	6.50		1/01/10	2,000	2,119,540
Georgia St. Rd & Twy. Auth. Rev., Fed. Hwy. Grant. Antic Bds, Ser. A, F.S.A.	Aaa	5.00		6/01/18	2,000	2,176,100
Newnan Hosp. Auth. Rev., M.B.I.A.	A2	5.50		1/01/21	3,185	3,254,847

						7,550,487

Hawaii 4.3%
Hawaii Dept. Budget & Fin., Hawaiian Elec. Co. Projs., Rev. Ser. C, A.M.B.A.C., A.M.T.	Aa3	6.20		11/01/29	8,000	8,065,359

Idaho 2.1%
Idaho Hsg. & Fin. Assn., Fed. Hwy. Tr., M.B.I.A.	Aa3	5.00		7/15/21	3,750	3,934,238

Illinois 11.6%
Chicago Midway Arpt. Rev., Ser. B, M.B.I.A., A.M.T.	A2	5.75		1/01/22	5,000	5,006,600
Chicago O’Hare Int’l Arpt. Rev.,
Ser. A, M.B.I.A.	A1	5.25		1/01/26	4,000	3,981,760
Ser. B, F.G.I.C.	A1	5.25		1/01/15	1,000	1,052,170
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev., Ser. A-1, F.S.A.	Aaa	5.00		1/01/24	5,000	5,124,600
Illinois St., G.O., F.S.A.	Aaa	5.25		4/01/22	2,500	2,613,275
Metro. Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick,
Ser. A., C.A.B.S., M.B.I.A.	A1	5.905	(b)	12/15/34	10,000	2,391,000
Ser. A., C.A.B.S., M.B.I.A.	A1	5.92	(b)	6/15/37	7,500	1,561,350

						21,730,755

Indiana 1.2%
Indianapolis Local Pub. Impt. Bd. Bk., Rev., Indianapolis Airport Auth., A.M.T., A.M.B.A.C.	Aa3	5.00		1/01/36	2,500	2,230,100

Louisiana 0.8%
New Orleans, G.O., Rfdg., M.B.I.A.	A2	5.25		12/01/22	1,540	1,550,133

Massachusetts 4.5%
Massachusetts Bay Tran. Auth. Sales Tax Rev., Ser. B., M.B.I.A.	Aa2	5.50		7/01/27	1,325	1,481,681
Massachusetts St. Rfdg., Ser. B., F.S.A.	Aaa	5.25		9/01/24	3,000	3,277,110
Massachusetts St., Cons. Ln., Ser. C, F.S.A.	Aaa	5.00		8/01/19	2,000	2,144,760
Massachusetts St., Fltg. Cons. Ln., Ser. A, F.G.I.C.	Aa2	2.495	(e)	5/01/37	2,000	1,480,000

						8,383,551

Michigan 3.2%
Detroit Wtr. Sup. Sys. Rev., Ser. B, M.B.I.A. (Prerefunded date 7/01/13)(c)	A2	5.25		7/01/32	5,500	6,032,620

Missouri 0.8%
Clay Cnty. Pub. Sch. Dist. No 53 Liberty Sch. Bldg. Direct. Dept. Prog., G.O.	AA+(f)	5.00		3/01/27	1,500	1,528,545

New Jersey 4.5%
Jersey City Swr. Auth., Rev.,
A.M.B.A.C.	Aa3	6.00		1/01/10	2,585	2,717,145
A.M.B.A.C.	Aa3	6.25		1/01/14	4,255	4,642,545
New Jersey St. Tpke. Auth. Rev., Growth & Inc. Secs., Ser. B, A.M.B.A.C., C.A.B.S. (Converts to 5.15% on 1/01/15)	Aa3	5.15	(b)	1/01/35	1,500	1,078,380

						8,438,070

New York 9.7%
Erie Cnty. Ind. Dev. Agcy. Sch. Facs. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75		5/01/21	2,750	2,950,503
Islip Res. Rec. Agy. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aa3	7.20		7/01/10	1,750	1,861,440
Metro. Trans. Auth. N.Y. Svc. Contract, Rfdg. Rev.,
Ser. B, M.B.I.A.	A1	5.50		7/01/23	7,285	7,679,993
Ser. B, M.B.I.A.	A1	5.50		7/01/19	5,000	5,225,900
New York City Wtr. Fin. Auth. Wtr. & Swr. Rev., Ser. DD	Aa3	4.50		6/15/38	500	463,600

						18,181,436

Oklahoma 2.3%
Oklahoma City Arpt. Trust, Jr. Lien Rev.,
Ser. 24, A.M.B.A.C., A.M.T.	Aa3	5.75		2/01/18	2,620	2,621,127
Ser. 29B, Rfdg., A.M.B.A.C.	Aa3	5.00		7/01/21	1,690	1,714,826

						4,335,953

Pennsylvania 6.4%
Lehigh Cnty. Gen. Purp. Hosp. Rev., Lehigh VY Hlth. B. Rmkt., F.S.A.	Aaa	5.00		7/01/35	1,000	986,850
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev.,
Colver Proj., Ser. F, Rfdg., A.M.B.A.C., A.M.T.	Aa3	5.00		12/01/15	2,500	2,443,475
Colver Proj., Ser F, Rfdg., A.M.B.A.C., A.M.T.	Aa3	4.625		12/01/18	1,250	1,140,938
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aa3	5.50		7/01/17	5,000	5,379,850
Philadelphia Wtr. & Swr. Rev., Wtr. Util. Impvt., Ser. A, F.S.A.	Aaa	5.25		7/01/20	2,000	2,113,180

						12,064,293

South Carolina 4.5%
Lexington Wtr. & Swr., Rev., Ser. A, M.B.I.A.	A2	5.75		4/01/20	4,180	4,387,621
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Rfdg. Palmetto Hlth., Ser. A, F.S.A.	Aaa	4.75		8/01/31	1,000	942,590
South Carolina St. Pub. Svc. Auth. Rev., Ser. A, A.M.B.A.C.	Aa2	5.00		1/01/21	3,000	3,104,010

						8,434,221

Texas 10.6%
City of San Antonio Elec. & Gas Sys. Rev.	Aa1	5.00		2/01/29	1,695	1,712,882
Corpus Christi Util. Sys. Rev., Ser. A, F.S.A.
(Prerefunded date 7/15/10)(c)	Aaa	6.00		7/15/19	3,255	3,485,519
(Prerefunded date 7/15/10)(c)	Aaa	6.00		7/15/20	3,450	3,694,329
Dallas Tex. Area Rapid Tran. Sales. Tax. Rev. Sr. Lien	Aa3	4.75		12/01/30	1,000	966,530
Houston Arpt. Sys. Rev., E.T.M.(c)	Aaa	7.20		7/01/13	2,145	2,406,647
Houston Higher Ed. Fin. Corp., Rice Univ. Proj., Ser. B	Aaa	4.75		11/15/33	2,000	1,942,520
Katy Tex Indpt. Sch. Dist., Sch. Bldg., Ser. C, G.O., P.S.F.G.	Aaa	5.00		2/15/38	1,000	987,810
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. Tran. Svcs., B.H.A.C.	Aaa	5.25		5/15/28	2,000	2,061,600
Pflugerville Tex. Indpt. Sch. Dist., Sh. Bldg., G.O., P.S.F.G.	Aaa	5.00		2/15/33	2,500	2,492,925

						19,750,762

Utah 1.1%
Intermountain Pwr. Agy. Pwr. Supply Rev., Ser. A, A.M.B.A.C.	Aa3	5.00		7/01/17	2,000	2,111,060

Washington 6.2%
Clark Cnty. Sch. Dist. No. 114, Evergreen, G.O., F.S.A.	Aaa	5.25		12/01/18	3,800	4,002,958
Port Seattle Rev., Rfdg. Interm. Lien, X.L.C.A.	Aa3	5.00		2/01/28	3,000	2,873,850
Snohomish Cnty. Ltd. Tax, G.O., M.B.I.A.	Aa3	5.375		12/01/19	2,000	2,108,540
Washington St. Health Care Facs. Auth. Rev., Providence Healthcare, Ser. A, F.G.I.C.
(Prerefunded Date 10/01/16)(c)	Aa2	5.00		10/01/36	85	93,351
Washington St. Hsg. Fin. Comn. Rev., Sngl. Fam. Pg., Ser. 2A, A.M.T., G.N.M.A./F.N.M.A.	Aaa	5.375		12/01/18	2,505	2,513,542

						11,592,241

West Virginia 0.6%
West Virginia St. Wtr. Dev. Auth. Rev., Ser. B, A.M.B.A.C., A.M.T.	Aa3	5.875		7/01/20	1,015	1,031,940

Total long-term investments (cost $183,401,179)						184,202,147

SHORT-TERM INVESTMENTS 0.9%
California 0.4%
California Hsg. Fin. Agy. Rev., Var. Amt. Home Mtg., Ser. U, F.S.A., A.M.T., F.R.D.D.	VMIG1	2.79	(e)	8/01/08	700	700,000

Tennessee 0.5%
Sevier Cnty. Pub. Bldg. Auth. Loc. Govt. Pub. Rev. Impt., Ser. IV-B-12, F.S.A., F.R.D.D.	VMIG1	2.85	(e)	8/01/08	820	820,000
Sevier Cnty. Pub. Bldg. Auth., F.S.A., F.R.D.D.	VMIG1	2.85	(e)	8/01/08	200	200,000

						1,020,000

Total short-term investments (cost $1,720,000)						1,720,000

Total Investments 99.2% (cost $185,121,179)(g)						185,922,147
Other assets in excess of liabilities(h) 0.8%						1,423,804

Net Assets 100.0%						$187,345,951

*	The Series’ current Statement Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
+	The ratings reflected are as of July 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corporation.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.(e)

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

P.S.F.G.—Permanent School Fund Guaranty.

X.L.C.A.—XL Capital Assurance.

(b)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at the time of purchase.
(c)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. government guaranteed obligations.
(d)	All or partial amount segregated as initial margin on financial futures contracts.
(e)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2008.
(f)	Standard & Poor’s rating.
(g)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of July 31, 2008 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$185,121,179	$4,598,207	$(3,797,239)	$800,968

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount for book and tax purposes.

(h)	Other assets in excess of liabilities include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at July 31, 2008	Value at Trade Date	Unrealized Appreciation/(Depreciation)
	Long Positions:
94	U.S. Treasury 10 Yr. Notes	Sept. 08	$10,793,844	$10,673,025	$120,819
42	U.S. Long Bonds	Sept. 08	4,851,000	4,816,773	34,227

	Short Position:
29	U.S. Treasury 2 Yr. Notes	Sept. 08	6,148,000	6,135,320	(12,680)

					$142,366

Various inputs are used in determining the value of the Series investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Series assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$142,366
Level 2—Other Significant Observable Inputs	185,922,147	—
Level 3—Significant Unobservable Inputs	—	—

Total	$185,922,147	$142,366

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2008 and July 31, 2008, the Series did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Municipal Bond Fund

High Income Series

Schedule of Investments

July 31, 2008 (Unaudited)

Description (a)	Moody’s Rating*+	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 100.3%
Alabama 1.3%
Alabama Spl. Care Facs. Fing. Auth. Mobile Rev.,
Ascension Health Sr.
Credit, Ser. D	Aa1	5.00%		11/15/39	$3,000	$2,883,360
Camden Ind. Dev. Brd. Facs. Rev.,
Rfdg. Weyerhaeuser,
Ser. A	BBB(b)	6.125		12/01/24	1,000	975,240
Ser. B, A.M.T.	BBB(b)	6.375		12/01/24	1,000	983,480
Mobile Indl. Dev. Brd., AL Pwr. Co.
(Mandatory put date 3/19/12)	A2	4.75		06/01/34	1,000	1,020,910

						5,862,990

Arizona 2.9%
Coconino Cnty. Poll. Ctrl. Corp. Rev.,
Tucson Elec. Pwr., Navajo,
Ser. A, A.M.T.	Baa3	7.125		10/01/32	5,000	5,032,800
Ser. B	Baa3	7.00		10/01/32	1,700	1,708,806
Maricopa Cnty. Indl. Dev. Auth. Hlth.
Facs. Rev., Catholic Hlthcare. West,
Ser. A	A2	5.25		07/01/32	2,500	2,320,150
Pima Cnty. Indl. Dev. Auth. Ed. Rev.
Fac.-P.L.C. Charter Schs. Proj.	NR	6.75		04/01/36	1,500	1,445,355
Pinal Cnty. Correct. Facs. Rev.,
Florence West Prison Proj., Ser. A	BBB(b)	5.25		10/01/19	3,135	2,952,668

						13,459,779

California 10.0%
California Poll. Ctrl. Fin. Auth. Solid
Wste. Disp. Rev. Wste. Mgmt., Inc.
PJ-Ser. B, A.M.T.	BBB(b)	5.00		07/01/27	1,000	811,320
California St. Pub. Wks. Brd. Lease Rev.,
Dept. Mental Hlth., Coalinga,
Ser. A	A2	5.50		06/01/22	2,000	2,084,820
California Statewide Cmntys. Dev. Auth. Rev.,
Kaiser Permanente,
Ser. C (Mandatory put date 6/1/12)	A+(b)	3.85		11/01/29	2,000	2,003,660
Ser. C Rmkt. on 8/1/06	A+(b)	5.25		08/01/31	1,280	1,238,528
Capistrano Uni. Sch. Dist. Cmnty. Facs., Rev.
Talega Cmnty. Facs. Dist. #90-2	NR	6.00		09/01/33	1,000	987,180
City of Chula Vista Indl. Dev. Rev.,
San Diego Gas, A.M.T.	A1	5.00		12/01/27	1,000	916,350
Foothill/Eastern Trans. Corridor Agcy.
Toll Rd. Rev., C.A.B.S.
(Converts to 5.875% on 7/15/09)	Baa3	5.81	(l)	01/15/28	6,700	6,132,643
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd. Sr., Ser. A-1	Baa3	5.75		06/01/47	2,000	1,635,960
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.45		09/01/36	1,500	1,299,525
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.20		09/02/25	3,385	3,407,375
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa1	7.50		12/01/24	2,000	1,655,280
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.90		09/01/27	1,000	966,640
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.20		02/14/11	7,000	7,586,739
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.25		09/01/23	3,000	3,020,880
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.00		09/01/33	1,000	945,540
Sunridge Anatolia	NR	6.10		09/01/37	1,980	1,889,375
Roseville Joint Unified High School Dist., Ser. B, G.O., F.G.I.C., C.A.B.S.	A1	3.82	(l)	08/01/11	1,440	1,306,872
Saugus Uni. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.00		09/01/33	1,800	1,710,558
Vallejo, Touro Univ., C.O.P. (Prerefunded 6/1/09)(e)	NR	7.375		06/01/29	3,500	3,724,630
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(i)	NR	6.50		05/15/25	130	107,900
Vernon Nat. Gas Fin. Auth., M.B.I.A. (Mandatory put date 8/3/09)	A2	5.00		08/01/21	2,000	2,014,960
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.30		09/01/36	1,000	857,370

						46,304,105

Colorado 4.0%
Black Hawk Bus. Impvt. Dist. Utl., G.O. (Prerefunded 12/1/09)(e)	NR	7.75		12/01/19	5,285	5,717,577
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	NR	5.75		01/01/37	1,500	1,284,630
Poudre Valley Hlthcare., Rfdg.	Baa1	5.00		03/01/25	5,560	5,151,396
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375		12/15/30	1,260	1,294,587
Denver City & Cnty. Co. Arpt. Rev. (Mandatory put date 5/15/11)	A1	5.25		11/15/32	2,000	2,037,080
E-470 Pub. Hwy. Auth. Rev., Ser. A2, M.B.I.A. (Mandatory put date 9/1/11)	A2	5.00		09/01/39	1,500	1,536,585
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.50		11/15/38	1,500	1,464,915

						18,486,770

Connecticut 2.6%
Connecticut St. Dev. Auth. Solid Waste Disp. Facs. Rev., PSEG. Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.75		11/01/37	1,600	1,513,456
Connecticut St. G.O., Ser. D (Prerefunded 11/15/11)(e)(h)	Aa3	5.00		11/15/19	10,000	10,725,300

						12,238,756

Delaware 0.4%
Delaware St. Health Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.00		06/01/30	2,000	1,734,140

District of Columbia 0.9%
Dist. of Columbia Rev., George Washington Univ., Ser. A, M.B.I.A.	A1	5.125		09/15/31	3,000	2,989,740
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev, Ser. A, A.M.T.	Aa3	5.25		10/01/27	1,500	1,464,480

						4,454,220

Florida 4.7%
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.375		11/15/26	2,000	1,432,680
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.50		11/15/36	2,000	1,368,360
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.55		05/01/36	500	384,425
Hillsborough Cnty. Industrial Dev. Auth., Tampa Electric	Baa2	5.65		05/15/18	1,000	993,380
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.75		05/01/36	1,950	1,509,320
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	Aa3	5.00		10/01/26	2,000	1,849,100
Jacksonville Econ. Dev. Commn. Indl. Dev. Rev., Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.30		05/01/37	2,000	1,562,960
Anheuser Busch Co., Ser. B, A.M.T.	A2	4.75		03/01/47	2,500	1,975,750
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.70		11/15/19	1,000	1,015,980
Orange Cnty. Hlth. Facs. Auth. Rev., Hosp. Orlando Regl. Healthcare, Ser. C	A2	5.25		10/01/35	1,500	1,449,360
Orlando Util. Cmnty. Wtr. & Elec. Rev., Ser. D, E.T.M.(e)	AA(b)	6.75		10/01/17	2,000	2,318,660
Palm Beach Cnty. Pub. Impvt. Rev., Convention Ctr. Proj., F.G.I.C. (Mandatory put date 11/1/11)	Aa1	5.00		11/01/30	2,500	2,627,150
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.40		05/01/36	1,360	1,022,081
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.25		05/01/36	1,450	1,232,051
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba1	5.50		10/01/24	1,000	931,010

						21,672,267

Georgia 0.5%
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125		02/15/34	1,200	1,097,976
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa3	6.15		02/01/20	1,000	1,146,780

						2,244,756

Illinois 8.7%
Cary Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR	7.625		03/01/30	3,115	3,416,376
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR	7.50		03/01/30	4,572	4,947,910
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.75		03/01/27	5,000	5,693,900
Illinois Fin. Auth. Rev., Friendship Vlg. Schaumburg, Ser. A	NR	5.625		02/15/37	1,000	786,830
Illinois Inst. of Technology, Ser. A	Baa1	5.00		04/01/31	2,500	2,305,525
Illinois Inst. of Technology, Ser. A	Baa1	5.00		04/01/36	5,000	4,502,450
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.00		05/01/30	5,000	4,158,050
Illinois Hlth Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.25		07/01/22	4,200	4,358,760
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	Aa3	3.848	(l)	12/01/11	3,360	2,999,909
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, M.B.I.A.	A1	5.25		06/15/42	6,000	6,055,499
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.70		03/01/33	1,000	1,141,460

						40,366,669

Indiana 2.1%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	BBB(b)	5.50		03/01/37	2,000	1,730,080
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.00		03/01/34	3,000	2,893,560
Indiana St. Hsg. Fin. Auth.
Singl. Fam. Mtge. Rev.,
Ser. B2, A.M.T.,
G.N.M.A./F.N.M.A.	Aaa	4.00		01/01/34	950	948,889
Noblesville Redev. Auth.
Economic Dev. Rev.
Lease Rental 146th Str.
Extn., Ser. A	AA-(b)	5.25		08/01/25	3,000	2,953,620
Vigo Cnty. Hosp. Auth.
Rev., Union Hosp., Inc.	NR	5.80		09/01/47	1,500	1,274,130

						9,800,279

Iowa 0.9%
Altoona Iowa Urban Renewal Tax
Rev., Annual Appr.	BBB+(b)	6.00		06/01/43	1,000	960,620
Iowa Fin. Auth. Sr. Living
Fac. Rev., Deerfield Ret.
Cmnty. Inc., Ser. A	NR	5.50		11/15/37	1,250	902,800
Iowa St. Fin. Auth. Hlthcare., Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.25		07/01/25	2,110	2,518,749

						4,382,169

Louisiana 0.8%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625		02/01/16	3,500	3,512,670

Maine 0.9%
Maine Hlth. & Higher Edl. Facs. Auth. Rev., Piper Shores,
Ser. A (Prerefunded 1/1/09)(e)	NR	7.50		01/01/19	1,000	1,022,590
Ser. A (Prerefunded 1/1/09)(e)	NR	7.55		01/01/29	3,000	3,068,400

						4,090,990

Maryland 1.1%
Anne Arundel Cnty. Spec. Oblig., Arundel Mills Proj. (Prerefunded 7/1/09)(e)	AAA(b)	7.10		07/01/29	2,900	3,093,111
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Medstar Health	A3	5.25		05/15/46	500	450,230
Washington City Hosp.	BBB-(b)	5.75		01/01/38	750	717,225
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.25		12/01/13	700	693,224

						4,953,790

Massachusetts 2.8%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.50		05/01/14	1,750	2,042,985
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.10		07/01/32	3,930	3,958,335
Linden Ponds, Inc. Fac., Ser. A	NR	5.75		11/15/42	1,000	846,070
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caregroup, Ser. E-1	A3	5.125		07/01/38	750	683,393
Caritas Christi Oblig. Group, Rfdg.,
Ser. A	Baa3	5.75		07/01/28	2,000	1,869,580
Ser. B	Baa3	6.75		07/01/16	3,595	3,772,485

						13,172,848

Michigan 4.4%
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., F.G.I.C.(e)(i)(j)	Aaa	5.833		06/01/11	1,300	1,305,304
Kent Hosp. Fin. Auth. (Mandatory put date 1/15/15)	Aa3	5.50		01/15/47	1,000	1,050,150
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BBB(b)	6.25		07/01/40	3,000	2,879,940
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.80		09/01/30	1,250	1,137,213
Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford
Health Sys. Rfdg., Ser. A	A1	5.25		11/15/46	3,000	2,691,600
McLaren Hlthcare.	A1	5.75		05/15/38	1,500	1,462,305
Trinty Health Ctr.
Group Rfdg., Ser. A	Aa2	5.00		12/01/31	5,830	5,680,752
Michigan Strategic Fund Solid Waste Disp. Rev., A.M.T.	BBB(b)	4.50		12/01/13	1,000	920,730
Summit Academy Pub. Sch., Academy Rev. Rfdg.	BB+(b)	6.25		11/01/25	2,060	1,957,700
North Pub. Sch.,
Academy Rev. Rfdg.	BB+(b)	5.50		11/01/30	1,500	1,268,760

						20,354,454

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Healtheast Proj.	Baa3	6.00		11/15/35	1,000	981,470

Nevada 2.3%
Clark Cnty. Impvt. Dist. Rev., No. 121, Southern Highlands Area (Prerefunded 12/1/09)(e)	NR	7.50		12/01/19	4,655	5,067,573
Spec. Impvt. Dist.
No. 142, Loc. Impvt.	NR	6.10		08/01/18	1,965	1,892,786
Clark Cnty. Indl. Dev. Rev., Nevada Pwr. Co. Proj., Rfdg., Ser. C	BB+(b)	5.50		10/01/30	4,500	3,830,085

						10,790,444

New Jersey 6.4%
Burlington Cnty. Bridge
Commn. Econ. Dev. Rev.,
The Evergreens Proj.	NR	5.625		01/01/38	1,000	880,510
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.625		06/15/19	1,250	1,222,600
Cigarette Tax	Baa2	5.75		06/15/34	750	688,688
Continental Air., Inc. Proj.,
Spec. Facs. Rev., A.M.T.	B3	6.25		09/15/29	5,530	3,961,858
Cranes Mill Proj.
First Mtge., Ser. A	NR	5.875		07/01/28	1,000	975,890
Franciscan
Oaks Proj. First Mtge. Rfdg.,	NR	5.70		10/01/17	165	160,537
Gloucester Marine,
Ser. B, A.M.T.	NR	6.875		01/01/37	3,000	2,888,790
Kapkowski Rd. Landfill,
Ser. A, C.A.B.S., E.T.M.(e)	Baa3	3.60	(l)	04/01/12	1,115	988,191
New Jersey Hlthcare. Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.00		07/01/27	2,000	2,005,880
St. Josephs Hlthcare. Sys.	Ba1	6.625		07/01/38	2,000	1,906,360
St. Peters Univ. Hosp., Ser. A	Baa2	6.875		07/01/30	2,250	2,284,177
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	Aa3	5.00	(l)	01/01/35	4,000	2,875,680
New Jersey St. Transn. Tr. Fd. Transn, Sys., Ser. A	A1	5.50		12/15/23	4,000	4,356,440
Tobacco Settlement Fin. Corp., NJ Rev., Ser 1A	Baa3	5.00		06/01/41	6,000	4,288,560

						29,484,161

New Mexico 1.0%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, F.G.I.C. (Mandatory put date 8/1/12)	Baa2	4.00		06/01/32	2,000	1,968,440
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge.,
Ser. A, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	Aaa	5.50		07/01/36	1,305	1,320,673
Ser. E, A.M.T., G.N.M.A.,
F.N.M.A., F.H.L.M.C.	AAA(b)	5.50		07/01/35	1,550	1,568,259

						4,857,372

New York 2.4%
Brookhaven Indl. Dev., Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)(f)	NR	8.25		11/15/30	2,000	2,263,220
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	5.874	(l)	06/01/47	5,000	232,900
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	6.375	(l)	06/01/50	4,000	131,880
New York City Indl. Dev. Agcy., Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	B2	6.375		07/01/31	970	913,090
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.125		08/01/11	3,495	3,280,931
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.75		08/01/31	2,000	1,694,660
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A	NR	6.125		02/15/19	1,250	1,112,888
NY ST Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1	6.25		12/01/37	1,500	1,455,750

						11,085,319

North Carolina 0.8%
Charlotte Mecklenburg Hosp. Auth. Hlth. Care Sys. Rev., Carolinas Hlthcare. Rfdg., Ser. A	Aa3	5.00		01/15/39	2,000	1,924,360
North Carolina Eastern Mun. Pwr. Agcy. Pwr. Sys. Rev., Rfdg., Ser. D	Baa1	5.125		01/01/26	2,000	1,940,520

						3,864,880

North Dakota 0.4%
Ward Cnty. Hlthcare. Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.25		07/01/21	2,000	2,011,160

Ohio 1.8%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.875		06/01/47	1,000	809,240
Ser. A-2	Baa3	6.50		06/01/47	2,500	2,222,325
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.50		01/01/30	3,000	3,176,700
Ohio St. Wtr. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Proj., A.M.T. (Mandatory put date 7/1/09)	BBB(b)	4.50		07/01/21	1,000	999,700
Richland Cnty. Ohio Hosp. Facs. Rev., Medcentral Hlth. Sys., Unref. balance, Ser. A,	A-(b)	6.125		11/15/16	335	346,604
Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-(b)	6.125		11/15/16	665	723,700

						8,278,269

Oklahoma 1.1%
Chickasaw Nation Okla. Hlth. Sys.	NR	6.25		12/01/32	1,340	1,360,234
Norman Regional Hospital Authority Rev.	BBB(b)	5.375		09/01/36	2,000	1,772,000
Oklahoma Hsg. Fin. Agcy. Sngl. Fam. Rev., Mtge. Homeownership Ln. Prog. Ser. B, A.M.T., G.N.M.A., F.N.M.A.	Aaa	4.875		09/01/33	2,130	2,170,044

						5,302,278

Pennsylvania 5.3%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	B1	9.25		11/15/15	915	1,043,905
Ohio Valley Gen. Hosp. Proj., Ser. A	Baa2	5.125		04/01/35	1,335	1,133,522
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs.
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25		01/01/35	1,110	1,297,390
Ser. A (Prerefunded 1/1/13)(e)	NR	7.25		01/01/35	2,890	3,388,323
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.90		07/01/40	1,000	892,710
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj. Woods Sch. (Prerefunded 9/15/13)(e)	NR	5.50		03/15/26	780	861,276
Lehigh Cnty. Gen. Purp. Hosp. Rev., Lehigh V.Y. Hlth. B. Rmkt., F.S.A.	Aaa	5.00		07/01/35	1,000	986,850
Northampton Cnty. PA Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	Baa1	5.50		08/15/35	1,000	943,680
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser F, A.M.B.A.C., A.M.T.	Aa3	4.625		12/01/18	1,500	1,369,125
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (original cost $915,255; purchased 1/22/98)(c)(i)(k)	Ca	7.00		07/01/10	908	9
Grad. Hlth. Sys. (original cost $1,267,741; purchased 1/22/98)(c)(i)(k)	NR	7.25		07/01/18	1,251	13
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98)(c)(i)(k)	NR	6.25		07/01/13	1,108	11
Temple Univ. Hlth. Sys., Rfdg. Ser. B	Baa3	5.50		07/01/26	3,000	2,811,510
Philadelphia PA Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-(b)	5.25		09/01/31	1,500	1,311,285
Somerset Cnty. Hosp. Auth. Rev., GF Somers Hlthcare. First Mtge.(d)(i)	NR	8.40		06/01/09	1,095	814,461
GF Somers Hlthcare. First Mtge.(d)(i)	NR	8.50		06/01/24	8,805	6,300,417
Susquehanna Area Regional Arpt. Auth.	Baa3	6.50		01/01/38	1,500	1,425,645

						24,580,132

Puerto Rico 3.4%
Puerto Rico Comwlth. Govt. Dev., Bank Sr. Notes,
Ser. B	Baa3	5.00		12/01/15	2,715	2,740,358
Ser. C, A.M.T.	Baa3	5.25		01/01/15	3,000	3,024,240
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.50		07/01/28	2,500	2,551,650
Puerto Rico Comwlth., Rfdg. Pub. Impt., G.O., Ser. B	Baa3	5.00		07/01/35	1,410	1,330,377
Puerto Rico Elec. Pwr., Auth. Pwr. Rev.,
Ser. TT	A3	5.00		07/01/22	1,000	989,100
Ser. TT	A3	5.00		07/01/32	1,250	1,210,963
Ser. WW	A3	5.25		07/01/33	1,500	1,473,345
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M	Baa3	6.00		07/01/20	2,500	2,656,425

						15,976,458

South Carolina 0.8%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Rfdg., Ser. C (Prerefunded 8/1/13)(e)	Baa1	6.875		08/01/27	540	627,259
Tobacco Settlement Auth. Rev., Mgt. Rfdg.	Baa3	5.00		06/01/18	3,000	2,902,500

						3,529,759

Tennessee 8.8%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625		11/01/17	2,000	2,011,660
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, M.B.I.A., E.T.M.(e)	A2	6.75		07/01/17	2,000	2,439,220
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant
Health Ser. A, C.A.B.S.	A-(b)	5.01	(l)	01/01/35	1,000	180,870
Univ. Health Sys. Inc.	BBB+(b)	5.25		04/01/27	3,000	2,882,490
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 12/30/98)(i)(k)	NR	6.50		09/01/28	26,000	22,060,739
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.50		12/01/19	5,100	5,109,639
Shelby Cnty. Hlth. Edl. & Hsg. Fac. Brd. Hosp. Rev., Methodist Hlthcare. (Prerefunded 9/1/12)(e)	AAA(b)	6.50		09/01/26	2,195	2,494,442
Methodist Hlthcare., (Prerefunded 9/1/12)(e)	AAA(b)	6.50		09/01/26	1,305	1,483,028
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	A2	5.00		02/01/18	2,000	1,930,500

						40,592,588

Texas 8.9%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.75		12/01/29	2,500	1,125,925
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.75		01/01/24	1,000	909,480
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa1	5.40		10/01/29	1,000	851,730
TXU Energy Rfdg. Elec. Rmk., A.M.T.,	Caa1	8.25		10/01/30	3,000	2,958,060
TXU Energy Co. LLC, Rfdg., A.M.T.	Caa1	5.40		05/01/29	2,000	1,394,040
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., American Airlines, Inc.,
Rfdg., A.M.T.	CCC+(b)	5.50		11/01/30	2,000	900,780
American Airlines, Inc., A.M.T.	Caa1	6.375		05/01/35	3,000	1,381,080
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125		09/01/34	3,000	3,042,180
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA(b)	7.125		02/15/34	1,250	1,496,075
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.00		06/01/18	4,000	4,013,120
Kerrville Hlth. Facs. Dev. Corp. Hosp. Rev., Sid Peterson Mem. Hosp. Proj.	BBB-(b)	5.375		08/15/35	4,050	3,609,522
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, G.O., Psf. Gtd.,	Aaa	5.00		02/15/21	1,000	1,043,710
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Rfdg. Bnds. (AEP Texas Proj.), Ser. B, Remarketed, A.M.B.A.C., A.M.T.	Aa3	4.55		05/01/30	2,000	1,732,220
Mission Econ. Dev. Corp., A.M.T.	B2	5.20		04/01/18	1,000	904,340
North Tex Twy. Auth. Rev., Rfdg. Sys.,
First Tier, Ser. A	A2	5.75		01/01/40	3,500	3,499,790
Second Tier, Ser. F	A3	5.75		01/01/38	2,500	2,403,975
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa1	6.15		08/01/22	1,000	805,540
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Rfdg., Saint Edwards Univ. Proj.	Baa2	4.75		06/01/32	2,750	2,398,605
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Retirement Fac. C.C. Young Mem. Home Proj.	NR	5.75		02/15/25	1,150	1,031,677
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2	5.25		12/15/26	3,900	3,281,733
Texas Mun. Pwr. Agcy. Rev., M.B.I.A., E.T.M., C.A.B.S.(e)	A2	4.35	(l)	09/01/15	50	37,901
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev.,
Ed. Cosmos Fndtn., Ser. A	NR	5.375		02/15/37	1,000	756,920
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(b)	5.00		08/15/30	2,000	1,653,140

						41,231,543

Virginia 3.3%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.25		07/01/17	3,445	3,518,930
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875		06/01/17	2,000	2,105,820
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125		09/01/38	2,700	2,549,907
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.00		09/01/26	5,455	5,504,095
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125		06/01/28	1,600	1,581,472

						15,260,224

Washington 1.4%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., M.B.I.A., C.A.B.S.	A2	3.533	(l)	02/01/10	870	834,991
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375		12/01/22	1,190	1,121,242
Skagit Valley Hosp.	Baa2	5.50		12/01/30	1,250	1,142,038
Skagit Valley Hosp.	Baa2	5.75		12/01/32	1,000	933,070
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.50		06/01/26	2,325	2,334,277
Washington St. Pub. Pwr. Sup. Sys. Rev., Nuclear Proj. No. 1, Ser. B, E.T.M.(e)	Aaa	7.25		07/01/09	180	189,351

						6,554,969

West Virginia 1.7%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.75		09/01/30	7,000	7,683,549

Wisconsin 1.3%
Badger Tobacco Asset Secur. Corp., Rev. Asset Bkd.	Baa3	6.125		06/01/27	2,370	2,324,378
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.75		08/01/35	1,500	1,371,885
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.75		08/15/34	1,250	1,267,538
Eastcastle Place, Inc. Proj.	NR	6.125		12/01/34	1,000	897,170

						5,860,971

Total long-term investments (cost $490,121,371)						465,017,198

SHORT-TERM INVESTMENTS 0.5%
Alabama 0.5%
Mobile Indl. Dev. Brd. Rev., Pwr. Co. Barry Plt. Proj. B, F.R.D.D., A.M.T.	VMIG1	2.45	(g)	8/01/08	2,100	2,100,000

Indiana
Whiting Ind. Envir. Fac. Rev., Var. Rfdg. Amoco Oil Co. Proj., A.M.T., F.R.D.D.	VMIG1	2.35	(g)	8/01/08	200	200,000

Total short-term investments (cost $2,300,000)						2,300,000

Total Investments 100.8% (cost $494,898,252)(m)						467,317,198
Liabilities in excess of assets(n)(o) (0.8%)						(3,636,682)

Net Assets 100.0%						$463,680,516

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
+	The ratings reflected are as of July 31, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A–– Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Financial Guaranty Insurance Company.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

F.S.A.—Financial Security Assurance.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Investors Assurance Company.

NR—Not Rated by Moody’s or Standard & Poor’s.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated interest rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2008.
(h)	Represents all or partial amount utilized in the Municipal Tender Option Bond transactions. The aggregated principal amount of the inverse floater and the floating rate note (included in liabilities) is $5,000,000 and $5,000,000, respectively.
(i)	Indicates a security that has been deemed illiquid.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of July 31, 2008.
(k)	Indicates a security restricted to resale. The aggregate original cost of such securities is $29,222,572. The aggregate value of $22,060,772 is approximately 4.8% of net assets.
(l)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(m)	The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of July 31, 2008 was as follows:

Tax Basis	Appreciation	(Depreciation)	Net Unrealized Depreciation
$492,625,073	$12,092,751	$(37,400,626)	$(25,307,875)

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount and municipal tender option bond transactions for book and tax purposes.

(n)	Includes $5,000,000 payable for floating rate note issued.
(o)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2008:

Number of Contracts	Type	Expiration Date	Value at July 31, 2008	Value at Trade Date	Unrealized Appreciation
	Long Positions:
26	U.S. Treasury 2 Yr. Notes	Sept. 08	$5,512,000	$5,487,268	$24,732
40	U.S. Treasury 5 Yr. Notes	Sept. 08	4,453,438	4,450,174	3,264
88	U.S. Treasury 10 Yr. Notes	Sept. 08	10,104,875	9,915,426	189,449
47	U.S. Long Bond	Sept. 08	5,428,500	5,361,469	67,031

					$284,476

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$—	$284,476
Level 2—Other Significant Observable Inputs	467,317,198	—
Level 3—Significant Unobservable Inputs	—	—

Total	$467,317,198	$284,476

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 4/30/08	$22,619,999
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(22,619,999)

Balance as of 7/31/08	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Bond Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 24, 2008

*	Print the name and title of each signing officer under his or her signature.